UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Power Corporation of Canada

Address:   751 Square Victoria
           Montreal, Quebec H2Y 2J3
           Canada


Form 13F File Number: 028-14193


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Stephane Lemay
Title:  Vice President, Assistant General Counsel and Associate Secretary
Phone:  514-286-6716

Signature,  Place,  and  Date  of  Signing:

/s/ Stephane Lemay                 Montreal, Canada                   11/1/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]

In accordance with Securities and Exchange Commission Release No. 34-39538 (January 12, 1998) (the "Release") Power Corporation of Canada ("PCC") has established information barriers between itself and certain of its subsidiaries. This filing does not reflect securities beneficially owned by any of the subsidiaries of PCC whose ownership of securities is disaggregated from that of PCC pursuant to the Release.

Report  Type  (Check  only  one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

13F File Number  Name

28-14141         Sagard Capital Partners Management Corporation
---------------  ---------------------------------------------------------------


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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:               3

Form 13F Information Table Value Total:  $       12,475
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

         COLUMN 1             COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
-------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                     VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
      NAME OF ISSUER       TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
-------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
MITEL NETWORKS CORPORATION COM            60671Q104    5,161 1,911,554 SH  X    SOLE       NONE     1,911,554      0    0
QUINSTREET INC             COM            74874Q100    4,558   543,293 SH  X    SOLE       NONE       543,293      0    0
VIMICRO INTL CORP          ADR            92718N109    2,756 2,812,500 SH  X    SOLE       NONE     2,812,500      0    0


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